Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,026,000
Previously Paid Amount	0.00
Total Fee Amount	157.08
Total Offset Amount	0.00
Net Fee	157.08
Narrative - Max Aggregate Offering Price	$ 1,026,000
Final Prospectus	true